UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 6465
The Travelers Series Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.                             SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

EQUITY INCOME PORTFOLIO

LARGE CAP PORTFOLIO

FORM N-Q

MARCH 31, 2005

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 94.8%
CONSUMER DISCRETIONARY - 13.4%
Leisure Equipment & Products - 0.1%
10,041	Brunswick Corp.	$470,421
Media - 8.7%
21,200	Clear Channel Communications, Inc.	730,764
45,300	Comcast Corp., Special Class A Shares (a)	1,513,020
612,400	News Corp., Class B Shares	10,784,364
63,200	Omnicom Group Inc.	5,594,464
69,600	The New York Times Co., Class A Shares	2,545,968
71,300	The Walt Disney Co.	2,048,449
230	The Washington Post Co., Class B Shares	205,620
121,600	Time Warner Inc. (a)	2,134,080
15,500	Univision Communications Inc., Class A Shares (a)	429,195
166,346	XM Satellite Radio Holdings Inc., Class A Shares (a)	5,239,899
		31,225,823
Multi-Line Retail - 4.3%
111,400	Dollar General Corp.	2,440,774
26,000	Federated Department Stores, Inc.	1,654,640
54,300	J.C. Penney Co., Inc.	2,819,256
169,500	Wal-Mart Stores, Inc.	8,493,645
		15,408,315
Specialty Retail - 0.3%
10,300	Office Depot, Inc. (a)	228,454
16,800	Tiffany & Co.	579,936
		808,390
	TOTAL CONSUMER DISCRETIONARY	47,912,949
CONSUMER STAPLES - 6.1%
Beverages - 1.7%
147,500	The Coca-Cola Co.	6,146,325
Food & Drug Retailing - 0.5%
33,700	CVS Corp.	1,773,294
Food Products - 0.6%
31,100	Campbell Soup Co.	902,522
6,600	General Mills, Inc.	324,390
13,900	McCormick & Co., Inc.	478,577
8,700	The J. M. Smucker Co.	437,610
		2,143,099
Household Products - 0.8%
11,900	Prestige Brands Holdings Inc. (a)	210,035
52,700	The Procter & Gamble Co.	2,793,100
		3,003,135
Tobacco - 2.5%
135,900	Altria Group, Inc.	8,886,501
	TOTAL CONSUMER STAPLES	21,952,354
ENERGY - 11.3%
Energy Equipment & Services - 2.4%
22,600	ENSCO International Inc.	851,116
174,700	Halliburton Co.	7,555,775
5,900	Smith International, Inc.	370,107
		8,776,998

See Notes to Schedules of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Oil & Gas - 8.9%
10,400	Ashland, Inc.	$701,688
40,100	BP PLC, Sponsored ADR	2,502,240
12,800	ConocoPhillips	1,380,352
352,010	Exxon Mobil Corp.	20,979,796
54,300	Total SA, Sponsored ADR	6,365,589
		31,929,665
	TOTAL ENERGY	40,706,663
FINANCIALS - 19.6%
Banks - 5.9%
215,600	Bank of America Corp.	9,507,960
8,000	East West Bancorp, Inc.	295,360
37,500	Northern Trust Corp.	1,629,000
88,448	Wachovia Corp.	4,502,888
87,750	Wells Fargo & Co.	5,247,450
		21,182,658
Diversified Financials - 7.9%
10,400	American Capital Strategies, Ltd.	326,664
41,800	American Express Co.	2,147,266
27,740	The Charles Schwab Corp.	291,547
6,400	Franklin Resources, Inc.	439,360
16,800	The Goldman Sachs Group, Inc.	1,847,832
152,628	JPMorgan Chase & Co.	5,280,929
17,900	Lehman Brothers Holdings Inc.	1,685,464
152,100	Merrill Lynch & Co., Inc.	8,608,860
23,700	Morgan Stanley	1,356,825
107,500	SLM Corp.	5,357,800
21,100	State Street Corp.	922,492
		28,265,039
Insurance - 2.7%
117,600	American International Group, Inc.	6,516,216
30,600	The Hartford Financial Services Group, Inc.	2,097,936
31,800	Willis Group Holdings Ltd.	1,172,466
		9,786,618
Real Estate - 3.1%
8,500	Equity Lifestyle Properties, Inc.	299,625
97,400	Equity Office Properties Trust	2,934,662
230,404	General Growth Properties, Inc.	7,856,776
		11,091,063
	TOTAL FINANCIALS	70,325,378
HEALTHCARE - 5.6%
Biotechnology - 0.1%
10,600	Biogen Idec Inc. (a)	365,806
Healthcare Providers & Services - 1.5%
3,800	Aetna Inc.	284,810
11,700	Cardinal Health, Inc.	652,860
23,300	Health Net Inc. (a)	762,143
41,000	UnitedHealth Group Inc.	3,910,580
		5,610,393
Pharmaceuticals - 4.0%
25,900	Abbott Laboratories	1,207,458
49,400	Bristol-Myers Squibb Co.	1,257,724
44,000	Johnson & Johnson	2,955,040

See Notes to Schedules of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Pharmaceuticals - 4.0% (continued)
39,500	Merck & Co. Inc.	$1,278,615
10,200	Novartis AG, ADR	477,156
175,730	Pfizer Inc.	4,616,427
20,500	Roche Holding AG, Sponsored ADR	1,102,484
32,300	Wyeth	1,362,414
		14,257,318
	TOTAL HEALTHCARE	20,233,517
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.7%
28,900	Goodrich Corp.	1,106,581
31,100	Hexcel Corp. (a)	482,361
13,655	Lockheed Martin Corp.	833,774
16,300	Northrop Grumman Corp.	879,874
34,600	Precision Castparts Corp.	2,664,546
		5,967,136
Air Freight & Couriers - 0.1%
16,700	EGL, Inc. (a)	380,760
Commercial Services & Supplies - 0.1%
32,600	Ceridian Corp. (a)	555,830
Electrical Equipment - 0.1%
9,700	Rayovac Corp. (a)	403,520
Industrial Conglomerates - 5.5%
496,200	General Electric Co.	17,892,972
52,600	Tyco International Ltd.	1,777,880
		19,670,852
Machinery - 2.4%
175,600	Dover Corp.	6,635,924
3,900	Navistar International Corp. (a)	141,960
6,400	PACCAR Inc.	463,296
27,700	Volvo AB, Sponsored ADR	1,229,880
		8,471,060
Road & Rail - 4.0%
12,900	Burlington Northern Santa Fe Corp.	695,697
24,400	CSX Corp.	1,016,260
39,400	Laidlaw International Inc. (a)	819,520
27,180	Landstar System, Inc. (a)	890,145
297,100	Norfolk Southern Corp.	11,007,555
		14,429,177
	TOTAL INDUSTRIALS	49,878,335
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 1.8%
103,200	Cisco Systems, Inc. (a)	1,846,248
29,100	Emulex Corp. (a)	548,244
94,200	Motorola, Inc.	1,410,174
51,800	Nokia Oyj, Sponsored ADR	799,274
53,600	QUALCOMM Inc.	1,964,440
		6,568,380
Computers & Peripherals - 0.7%
27,200	International Business Machines Corp.	2,485,536
Electronic Equipment & Instruments - 0.6%
28,000	Arrow Electronics, Inc. (a)	709,800
45,000	Avnet, Inc. (a)	828,900

See Notes to Schedules of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 0.6% (continued)
33,300	Vishay Intertechnology, Inc. (a)	$413,919
		1,952,619
Semiconductor Equipment & Products - 8.3%
40,100	Altera Corp. (a)	793,178
103,500	Analog Devices, Inc.	3,740,490
149,900	Applied Materials, Inc.	2,435,875
120,721	Axcelis Technologies, Inc. (a)	881,263
8,700	Cascade Microtech, Inc. (a)	83,520
11,300	Fairchild Semiconductor International, Inc. (a)	173,229
2,800	FormFactor Inc. (a)	63,392
87,800	Freescale Semiconductor Inc., Class B Shares (a)	1,514,550
204,900	Intel Corp.	4,759,827
95,700	KLA-Tencor Corp.	4,403,157
71,100	Lam Research Corp. (a)	2,051,946
64,700	MKS Instruments, Inc. (a)	1,027,436
183,600	National Semiconductor Corp.	3,783,996
68,600	Novellus Systems, Inc. (a)	1,833,678
62,400	Teradyne, Inc. (a)	911,040
29,800	Varian Semiconductor Equipment Associates, Inc. (a)	1,132,698
		29,589,275
Software - 2.0%
8	Computer Associates International, Inc.	217
301,700	Microsoft Corp.	7,292,089
		7,292,306
	TOTAL INFORMATION TECHNOLOGY	47,888,116
MATERIALS - 4.5%
Chemicals - 4.5%
15,700	Air Products & Chemicals, Inc.	993,653
24,600	Bayer AG, Sponsored ADR	814,014
22,100	Celanese Corp., Series A Shares (a)	397,579
23,300	E.I. du Pont de Nemours & Co.	1,193,892
112,400	Eastman Chemical Co.	6,631,600
49,100	FMC Corp. (a)	2,624,395
41,000	The Lubrizol Corp.	1,666,240
30,300	Lyondell Chemical Co.	845,976
23,200	Praxair, Inc.	1,110,352
	TOTAL MATERIALS	16,277,701
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.6%
58,800	BellSouth Corp.	1,545,852
44,600	SBC Communications Inc.	1,056,574
259,300	Sprint Corp.	5,899,075
221,900	Verizon Communications Inc.	7,877,450
		16,378,951
Wireless Telecommunication Services - 0.2%
21,900	Vodafone Group PLC, Sponsored ADR	581,664
	TOTAL TELECOMMUNICATION	16,960,615
UTILITIES - 2.2%
Electric Utilities - 2.0%
5,100	Dominion Resources, Inc.	379,593
32,000	Edison International	1,111,040
22,300	Entergy Corp.	1,575,718
58,500	Exelon Corp.	2,684,565

See Notes to Schedules of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES		SECURITY	VALUE
Electric Utilities - 2.0% (continued)
29,500		The Southern Co.	$938,985
29,800		TECO Energy, Inc.	467,264
			7,157,165
Gas Utilities - 0.1%
8,400		AGL Resources Inc.	293,412
Multi Utilities - 0.1%
17,900		Duke Energy Corp.	501,379
		TOTAL UTILITIES	7,951,956
		TOTAL COMMON STOCK (Cost - $318,232,539)	340,087,584

CONVERTIBLE PREFERRED STOCK - 0.2%
TECHNOLOGY - 0.2%
Office & Business Equipment - 0.2%
6,500		Xerox Corp., 6.250% (Cost - $935,023)	855,270

FACE AMOUNT	RATING (b)
CONVERTIBLE BONDS - 0.2%
TECHNOLOGY - 0.1%
Semiconductors - 0.1%
$240,000	B–	ASM International N.V., Sub. Notes, 4.250% due 12/6/11 (c)	246,600
FINANCIAL - 0.1%
Insurance - 0.1%
300	A+	Fortis Insurance, 7.750% due 1/26/08 (c)	320,298
		TOTAL CONVERTIBLE BONDS (Cost - $554,250)	566,898
REPURCHASE AGREEMENT - 5.2%
18,519,000		State Street Bank & Trust Co., dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $18,520,224; (Fully collateralized by U.S. Treasury Bonds, 7.500% due 11/15/16; Market value - $18,894,087) (Cost - $18,519,000)	18,519,000
		TOTAL INVESTMENTS - 100.4% (Cost - $338,240,812*)	360,028,752
		Liabilities in Excess of Other Assets - (0.4%)	(1,335,407)
		TOTAL NET ASSETS -100.0%	$358,693,345

(a)   Non-income producing security.

(b)   All ratings are by Standard & Poor’s Ratings Service.

(c)   Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

*      Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

Bond Ratings (unaudited):

Standard and Poor’s Rating Service (Standard & Poor’s) - Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

A - Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

B - Bonds rated “B” are regarded, on balance, as predominantly speculative with respect to capacity to pay

See Notes to Schedules of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)

interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, “CCC” and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

See Notes to Schedules of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.7%
CONSUMER DISCRETIONARY - 13.5%
Hotels, Restaurants & Leisure - 0.9%
162,603	Hilton Group PLC	$924,298
46,200	McDonald’s Corp.	1,438,668
		2,362,966
Leisure Equipment & Products - 0.6%
32,600	Brunswick Corp.	1,527,310
Media - 6.8%
29,624	British Sky Broadcasting PLC, Sponsored ADR	1,304,937
53,650	Citadel Broadcasting Co. (a)	736,614
39,300	Comcast Corp., Special Class A Shares (a)	1,312,620
349,900	Time Warner Inc. (a)	6,140,745
19,100	Vivendi Universal SA, Sponsored ADR	584,460
256,000	The Walt Disney Co.	7,354,880
		17,434,256
Multi-Line Retail - 1.6%
81,600	Wal-Mart Stores, Inc.	4,088,976
Specialty Retail - 2.0%
15,400	CDW Corp.	872,872
11,900	RadioShack Corp.	291,550
27,800	The Gap, Inc.	607,152
86,900	The Home Depot, Inc.	3,323,056
		5,094,630
Textiles & Apparel - 1.6%
27,400	Nike, Inc., Class B Shares	2,282,694
46,900	Polo Ralph Lauren Corp.	1,819,720
		4,102,414
	TOTAL CONSUMER DISCRETIONARY	34,610,552
CONSUMER STAPLES - 7.6%
Beverages - 1.6%
50,900	The Coca-Cola Co.	2,121,003
34,800	PepsiCo, Inc.	1,845,444
		3,966,447
Food & Drug Retailing - 0.7%
43,000	Walgreen Co.	1,910,060
Food Products - 1.1%
29,000	General Mills, Inc.	1,425,350
30,000	Kellogg Co.	1,298,100
		2,723,450
Household Products - 1.3%
27,500	Colgate-Palmolive Co.	1,434,675
35,300	The Procter & Gamble Co.	1,870,900
		3,305,575

See Notes to Schedules of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Personal Products - 2.4%
67,250	Alberto-Culver Co., Class B Shares	$3,218,585
57,400	The Gillette Co.	2,897,552
		6,116,137
Tobacco - 0.5%
20,300	Altria Group, Inc.	1,327,417
	TOTAL CONSUMER STAPLES	19,349,086
ENERGY - 7.9%
Energy Equipment & Services - 2.8%
27,100	Baker Hughes Inc.	1,205,679
82,900	Schlumberger Ltd.	5,842,792
		7,048,471
Oil & Gas - 5.1%
49,700	ChevronTexaco Corp.	2,898,007
96,000	Exxon Mobil Corp.	5,721,600
24,200	Occidental Petroleum Corp.	1,722,314
37,800	Valero Energy Corp.	2,769,606
		13,111,527
	TOTAL ENERGY	20,159,998
FINANCIALS - 11.7%
Banks - 3.1%
66,600	Bank of America Corp.	2,937,060
45,900	Wachovia Corp.	2,336,769
43,100	Wells Fargo & Co.	2,577,380
		7,851,209
Diversified Financials - 5.8%
113,500	American Express Co.	5,830,495
48,500	Ameritrade Holding Corp. (a)	495,185
67,500	The Charles Schwab Corp.	709,425
32,396	JPMorgan Chase & Co.	1,120,902
22,300	Knight Trading Group, Inc. (a)	214,972
67,200	MBNA Corp.	1,649,760
85,100	Morgan Stanley	4,871,975
		14,892,714
Insurance - 2.8%
22,500	Ambac Financial Group, Inc.	1,681,875
88,990	American International Group, Inc.	4,930,936
12,100	Prudential Financial, Inc.	694,540
		7,307,351
	TOTAL FINANCIALS	30,051,274
HEALTHCARE- 10.5%
Biotechnology - 1.1%
18,400	Biogen Idec Inc. (a)	634,984
33,300	Cephalon, Inc. (a)	1,559,439

See Notes to Schedules of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Biotechnology - 1.1% (continued)

43,120	Protein Design Labs, Inc. (a)	$689,489
		2,883,912
Healthcare Equipment & Supplies - 1.1%
55,400	Medtronic, Inc.	2,822,630
Healthcare Providers & Services - 1.0%
27,000	UnitedHealth Group Inc.	2,575,260
Pharmaceuticals - 7.3%
84,200	Abbott Laboratories	3,925,404
25,400	Allergan, Inc.	1,764,538
49,900	Johnson & Johnson	3,351,284
37,380	Merck & Co. Inc.	1,209,991
118,960	Pfizer Inc.	3,125,079
26,139	Roche Holding AG	2,803,028
76,400	Schering-Plough Corp.	1,386,660
27,900	Wyeth	1,176,822
		18,742,806
	TOTAL HEALTHCARE	27,024,608
INDUSTRIALS - 19.8%
Aerospace & Defense - 3.7%
39,800	Armor Holdings, Inc. (a)	1,476,182
58,300	The Boeing Co.	3,408,218
14,000	L-3 Communications Holdings, Inc.	994,280
11,000	Precision Castparts Corp.	847,110
27,800	United Technologies Corp.	2,826,148
		9,551,938
Airlines - 0.3%
59,400	Southwest Airlines Co.	845,856
Building Products - 1.2%
66,000	American Standard Cos. Inc.	3,067,680
Commercial Services & Supplies - 1.6%
34,500	DST Systems, Inc. (a)	1,593,210
60,100	Monster Worldwide Inc., (a)	1,685,805
25,400	Paychex, Inc.	833,628
		4,112,643
Industrial Conglomerates - 7.2%
239,200	General Electric Co.	8,625,552
161,700	Honeywell International Inc.	6,016,857
114,500	Tyco International Ltd.	3,870,100
		18,512,509
Machinery - 3.4%
28,200	AGCO Corp. (a)	514,650
35,600	Caterpillar Inc.	3,255,264
17,600	Deere & Co.	1,181,488
50,125	Graco Inc.	2,023,045
11,400	Harsco Corp.	679,554
35,100	The Timken Co.	959,634
		8,613,635

See Notes to Schedules of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Marine - 0.2%
12,920	Alexander & Baldwin, Inc.,	$532,304
Road & Retail - 1.5%
104,900	Norfolk Southern Corp.	3,886,545
Trading Companies & Distributors - 0.7%
17,700	MSC Industrial Direct Co., Inc. Class A Shares	540,912
19,000	W.W. Grainger, Inc.	1,183,130
		1,724,042
	TOTAL INDUSTRIALS	50,847,152
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 3.3%
272,761	Cisco Systems, Inc. (a)	4,879,694
53,200	Juniper Networks, Inc. (a)	1,173,592
45,300	QUALCOMM Inc.	1,660,245
8,300	Research In Motion Ltd. (a)	634,286
		8,347,817
Computers & Peripherals - 4.9%
54,600	Apple Computer, Inc. (a)	2,275,182
142,100	Dell Inc. (a)	5,459,482
183,800	EMC Corp. (a)	2,264,416
26,700	International Business Machines Corp.	2,439,846
		12,438,926
Electronic Equipment & Instruments - 1.0%
242,000	Hon Hai Precision Industry Co., Ltd.	1,075,351
31,300	Molex, Inc.	825,068
53,700	Vishay Intertechnology, Inc. (a)	667,491
		2,567,910
Internet Software & Services - 1.6%
83,186	CNET Networks, Inc. (a)	785,276
96,500	Yahoo! Inc. (a)	3,271,350
		4,056,626
IT Consulting & Services - 0.8%
203	NTT Data Corp.	700,490
4,500	OBIC Co., Ltd.	877,967
14,100	TIS Inc.	550,981
		2,129,438
Semiconductor Equipment & Products - 6.0%
71,800	Altera Corp. (a)	1,420,204
77,300	Analog Devices, Inc.	2,793,622
285,000	Intel Corp.	6,620,550
56,500	Marvell Technology Group Ltd. (a)	2,166,210
33,300	Texas Instruments Inc.	848,817
12,500	Tokyo Electron Ltd.	712,287
29,600	Xilinx, Inc.	865,208
		15,426,898
Software - 3.6%
325,600	Microsoft Corp.	7,869,752
106,800	Oracle Corp. (a)	1,332,864
		9,202,616
	TOTAL INFORMATION TECHNOLOGY	54,170,231
MATERIALS - 1.6%
Chemicals - 1.3%
50,500	Monsanto Co.	3,257,250

See Notes to Schedules of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Metals & Mining - 0.3%
17,600	Newmont Mining Corp.	$743,600
	TOTAL MATERIALS	4,000,850
TELECOMMUNICATION SERVICES - 4.2%
Deversified Telecommunication Services - 2.3%
31,100	Philippine Long Distance Telephone Co., Sponsored ADR	784,031
70,400	SBC Communications Inc.	1,667,776
95,200	Verizon Communications Inc.	3,379,600
		5,831,407
Wireless Telecommunication Services - 1.9%
17,200	Mobile TeleSystems, Sponsored ADR	605,268
82,300	MTN Group Ltd.	582,186
71,900	Nextel Communications, Inc., Class A Shares (a)	2,043,398
79,000	Nextel Partners, Inc. (a)	1,734,840
		4,965,692
	TOTAL TELECOMMUNICATION SERVICES	10,797,099
UTILITIES - 0.7%
Electric Utilities - 0.7%
37,100	Exelon Corp.	1,702,519
	TOTAL COMMON STOCK (Cost - $244,370,829)	252,713,369

FACE AMOUNT
REPURCHASE AGREEMENT - 1.3%
$3,453,000	State Street Bank & Trust Co., dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $3,453,228; (Fully collateralized by U. S Treasury bonds, 8.750% due 5/15/17; Market value - $3,526,550) (Cost - $3,453,000)	3,453,000
	TOTAL INVESTMENTS - 100.0% (Cost - $247,823,829*)	256,166,369
	Liabilities in Excess of Other Assets - (0.0%)	(125,102)
	TOTAL NET ASSETS - 100.0%	$256,041,267

(a)  Non-income producing security.

*   Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Equity Income and Large Cap Portfolios (‘‘Fund(s)’’) are separate diversified investment funds of The Travelers Series Trust (‘‘Trust’’). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through separate accounts of various life insurance companies.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (‘‘GAAP’’).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets, or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which has been approved by the Board of Trustees. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into

Notes to Schedule of Investments (unaudited) (continued)

another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation
Equity Income Portfolio	$31,348,064	($ 9,560,124)	$21,787,940
Large Cap Portfolio	27,810,723	(19,468,183)	8,342,540

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken-
R. Jay Gerken
Chief Executive Officer

Date May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date May 27, 2005

By	/s/ Kaprel Oxsolak
Kaprel Ozsolak
Chief Financial Officer

Date May 27, 2005